Fair Value Measurements - Amount of Net Gains (Losses) from Fair Value Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Net Gains (Losses) Resulting From Changes In Fair Value- Mortgage loans held for sale, at fair value	$ (251)	$ 944	$ (2,512)
Net Gains (Losses) Resulting From Changes In Fair Value- Mortgage loans held for investment, at fair value	$ (1,542)	$ (204)	$ (1,149)